Income Taxes Earnings Before Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
United States			$ 812.9	$ 913.8	$ 752.0
International			384.1	355.9	527.2
Earnings before income taxes	$ 272.3	$ 263.0	$ 1,197.0	$ 1,269.7	$ 1,279.2